Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Closure and Rehabilitation Provisions

	2022	2021
	US$M	US$M
At the beginning of the financial year	11,910	8,810
Capitalised amounts for operating sites:
Change in estimate	1,579	1,974
Exchange translation	(694)	483
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	174	564
Exchange translation	(58)	76
Released during the year	(42)	(157)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	554	380
Acquisition of subsidiaries and operations	–	179
Divestment and demerger of subsidiaries and operations	(4,477)	(81)
Expenditure on closure and rehabilitations activities	(316)	(321)
Exchange variations impacting foreign currency translation reserve	(3)	3
Other movements	62	–

At the end of the financial year	8,689	11,910

Comprising:
Current	475	591
Non-current	8,214	11,319

Operating sites	6,198	9,279
Closed sites	2,491	2,631